SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

6. SHORT-TERM INVESTMENTS

Short-term investments included convertible bonds with maturities less than 1 year and consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Convertible bonds:
Guangzhou Joyrun Technology Co., Ltd (“Joyrun”) (a)	12,433	13,273
Other (b)	5,997	6,078
Total:	18,430	19,351
(a)	In September 2018, the Group invested RMB10,500 to obtain a convertible bond issued by Joyrun with a 8% interest rate and a one-year maturity. The investment was classified as an available-for-sale investment and measured at fair value. The Group recognized RMB840, RMB842 and RMB840 unrealized holding gains in other comprehensive income from the fair value changes in the investment during the years ended December 31, 2019, 2020 and 2021.
(b)	The other represent an insignificant short-term investment in convertible bond which was classified as available-for-sales investment and measured at fair value. The Group recognized RMB400, RMB401 and RMB400 unrealized gains from this investment in 2019, 2020 and 2021.